Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average	Average	Value of Initial Fixed $100
	Summary		Summary	Compensation	Investment Based On:
	Compensation		Comp. Table	Actually	Company	Peer Group
	Table	Compensation	Total Comp.	Paid to	Total	Total		Adjusted
	Total Comp.	Actually Paid	for Non-CEO	Non-CEO	Shareholder	Shareholder	Net	One-Year
Year	for CEO (1)	to CEO (3)	NEOs (2)	NEOs (3)	Return	Return (4)	Income	ROATCE (5)
2022	$11,657,989	$12,884,815	$4,162,215	$4,422,936	$108.69	$116.10	$414,169,000	21.1%
2021	$3,971,101	$4,414,151	$1,352,603	$1,504,898	$106.04	$124.74	$277,538,000	15.4%
2020	$3,708,472	$3,847,438	$1,250,625	$1,328,046	$93.93	$91.29	$226,409,000	14.6%
(1)	The CEO for each year is Jim Ryan, who began serving as our CEO in 2019.
(2)

Non-CEO NEOs for 2022 include Mike Scudder, Jim Sandgren, Mark Sander and Brendon Falconer.
Non-CEO NEOs for 2021 include Jim Sandgren, Brendon Falconer, Jeff Knight and Kendra Vanzo.
Non-CEO NEOs for 2020 include Jim Sandgren, Brendon Falconer, Jeff Knight and Kendra Vanzo.

(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

	2022		2021		2020
		Other NEOs		Other NEOs		Other NEOs
	CEO	Average	CEO	Average	CEO	Average
Summary Compensation Table (SCT) Total	$11,657,989	$4,162,215	$3,971,101	$1,352,603	$3,708,472	$1,250,625
Deduct: grant date fair value of equity awards granted during fiscal year (FY)	$7,736,725	2,030,809	$1,540,832	$371,607	$1,424,200	$378,303
Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,122,095	$2,162,267	$1,587,472	$382,862	$1,198,673	$318,399
Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$692,721	$102,279	$242,043	$62,209	$261,685	$80,212
Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY	$34,096	$(6,661)	$112,394	$57,214	$64,863	$36,006
Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT	$114,639	$33,645	$41,973	$21,616	$37,946	$21,107
Compensation Actually Paid	$12,884,815	$4,422,936	$4,414,151	$1,504,898	$3,847,438	$1,328,046

(4)	The Company has chosen to use the KRX Index for its peer group.
(5)	This non-GAAP financial measure excludes certain items, such as current expected credit loss (“CECL”) Day 1 non-PCD provision expense, merger related charges associated with completed acquisitions, gain on sale of health savings accounts, property optimization charges and net securities gains/losses. The equivalent GAAP measure for one-year ROATCE was 16.3%, 14.89% and 13.27% for 2022, 2021 and 2020, respectively. Reference is made to the non-GAAP reconciliation included in the Company’s annual report on Form 10-K for the year ended December 31, 2022. Reference is made to the non-GAAP reconciliation included in the Company’s annual report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	Adjusted One-Year ROATCE
Named Executive Officers, Footnote [Text Block]
(1)	The CEO for each year is Jim Ryan, who began serving as our CEO in 2019.
(2)

Non-CEO NEOs for 2022 include Mike Scudder, Jim Sandgren, Mark Sander and Brendon Falconer.
Non-CEO NEOs for 2021 include Jim Sandgren, Brendon Falconer, Jeff Knight and Kendra Vanzo.
Non-CEO NEOs for 2020 include Jim Sandgren, Brendon Falconer, Jeff Knight and Kendra Vanzo.

Peer Group Issuers, Footnote [Text Block]

	2022		2021		2020
		Other NEOs		Other NEOs		Other NEOs
	CEO	Average	CEO	Average	CEO	Average
Summary Compensation Table (SCT) Total	$11,657,989	$4,162,215	$3,971,101	$1,352,603	$3,708,472	$1,250,625
Deduct: grant date fair value of equity awards granted during fiscal year (FY)	$7,736,725	2,030,809	$1,540,832	$371,607	$1,424,200	$378,303
Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,122,095	$2,162,267	$1,587,472	$382,862	$1,198,673	$318,399
Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$692,721	$102,279	$242,043	$62,209	$261,685	$80,212
Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY	$34,096	$(6,661)	$112,394	$57,214	$64,863	$36,006
Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT	$114,639	$33,645	$41,973	$21,616	$37,946	$21,107
Compensation Actually Paid	$12,884,815	$4,422,936	$4,414,151	$1,504,898	$3,847,438	$1,328,046

PEO Total Compensation Amount	$ 11,657,989	$ 3,971,101	$ 3,708,472
PEO Actually Paid Compensation Amount	$ 12,884,815	4,414,151	3,847,438
Adjustment To PEO Compensation, Footnote [Text Block]
(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

	2022		2021		2020
		Other NEOs		Other NEOs		Other NEOs
	CEO	Average	CEO	Average	CEO	Average
Summary Compensation Table (SCT) Total	$11,657,989	$4,162,215	$3,971,101	$1,352,603	$3,708,472	$1,250,625
Deduct: grant date fair value of equity awards granted during fiscal year (FY)	$7,736,725	2,030,809	$1,540,832	$371,607	$1,424,200	$378,303
Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,122,095	$2,162,267	$1,587,472	$382,862	$1,198,673	$318,399
Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$692,721	$102,279	$242,043	$62,209	$261,685	$80,212
Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY	$34,096	$(6,661)	$112,394	$57,214	$64,863	$36,006
Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT	$114,639	$33,645	$41,973	$21,616	$37,946	$21,107
Compensation Actually Paid	$12,884,815	$4,422,936	$4,414,151	$1,504,898	$3,847,438	$1,328,046

Non-PEO NEO Average Total Compensation Amount	$ 4,162,215	1,352,603	1,250,625
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,422,936	1,504,898	1,328,046
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

	2022		2021		2020
		Other NEOs		Other NEOs		Other NEOs
	CEO	Average	CEO	Average	CEO	Average
Summary Compensation Table (SCT) Total	$11,657,989	$4,162,215	$3,971,101	$1,352,603	$3,708,472	$1,250,625
Deduct: grant date fair value of equity awards granted during fiscal year (FY)	$7,736,725	2,030,809	$1,540,832	$371,607	$1,424,200	$378,303
Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,122,095	$2,162,267	$1,587,472	$382,862	$1,198,673	$318,399
Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$692,721	$102,279	$242,043	$62,209	$261,685	$80,212
Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY	$34,096	$(6,661)	$112,394	$57,214	$64,863	$36,006
Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT	$114,639	$33,645	$41,973	$21,616	$37,946	$21,107
Compensation Actually Paid	$12,884,815	$4,422,936	$4,414,151	$1,504,898	$3,847,438	$1,328,046

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Total Shareholder Return. On an individual year basis, the Company’s TSR outperformed both the KRX Index and the Company’s peer group in 2020 and 2022. In 2021, the Company’s TSR was impacted by the announcement of the Merger with First Midwest, which is typical for a period of time following the announcement of a significant merger even when transactional financial metrics, such as ours, are favorable until such time as the combined financial performance is reported. Given this context, the Company’s TSR underperformed our peer group and the KRX Index in 2021. As a result, although we outperformed our benchmarks in two of the three individual years and delivered a positive cumulative three-year TSR, we modestly underperformed our peer group and the KRX Index on a cumulative basis for the three-year period ending December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]

Net Income. The Company achieved record net income in 2021 and 2022. For 2022, results were positively impacted by the completion of our Merger with First Midwest, as well as robust broad-based total loan growth, net interest margin expansion, stable low-cost deposits, disciplined expense management and strong credit quality metrics. For 2020, even in the midst of the COVID-19 pandemic, the Company delivered strong net income results, primarily due to its commercial loan production, capital markets revenue and mortgage production, in addition to disciplined expense management and strong credit quality metrics. The Company does not currently use net income as one of its measures for its compensation decisions; however, net income is a key component of EPS, which is a measure used by the Company.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Adjusted One-Year ROATCE. The Company used adjusted one-year ROATCE as its company-selected measure. The Company used adjusted one-year ROATCE as a metric in its short-term incentive compensation awards for 2020, 2021 and 2022. ROATCE is a key indicator of performance and correlates to higher valuations for common stock of publicly traded bank holding companies. In 2020, 2021 and 2022, the Company exceeded its ROATCE performance targets and our one-year ROATCE has been in the top quartile of our peer group.

Tabular List [Table Text Block]

Tabular List (Unranked)

The table below provides an unranked list of the most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s performance in 2022. Each of these financial metrics were used in determining short- or long-term incentive awards, as well as performance-based integration awards in 2022.

Adjusted One-Year EPS
Adjusted One-Year ROATCE
Merger-Related Cost Savings
Three-Year Relative TSR
Three-Year Relative ROATCE

Total Shareholder Return Amount	$ 108.69	106.04	93.93
Peer Group Total Shareholder Return Amount	116.10	124.74	91.29
Net Income (Loss)	$ 414,169,000	$ 277,538,000	$ 226,409,000
Company Selected Measure Amount	21.1	15.4	14.6
PEO Name	Jim Ryan
Percentage of Equivalent GAAP Measure	16.30%	14.89%	13.27%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted One-Year EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted One-Year ROATCE
Non-GAAP Measure Description [Text Block]
(5)	This non-GAAP financial measure excludes certain items, such as current expected credit loss (“CECL”) Day 1 non-PCD provision expense, merger related charges associated with completed acquisitions, gain on sale of health savings accounts, property optimization charges and net securities gains/losses. The equivalent GAAP measure for one-year ROATCE was 16.3%, 14.89% and 13.27% for 2022, 2021 and 2020, respectively. Reference is made to the non-GAAP reconciliation included in the Company’s annual report on Form 10-K for the year ended December 31, 2022. Reference is made to the non-GAAP reconciliation included in the Company’s annual report on Form 10-K for the year ended December 31, 2022.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Merger-Related Cost Savings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year Relative ROATCE
PEO [Member] | Deduct: grant date fair value of equity awards granted during fiscal year (FY)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,736,725	$ 1,540,832	$ 1,424,200
PEO [Member] | Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,122,095	1,587,472	1,198,673
PEO [Member] | Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	692,721	242,043	261,685
PEO [Member] | Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,096	112,394	64,863
PEO [Member] | Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	114,639	41,973	37,946
Non-PEO NEO [Member] | Deduct: grant date fair value of equity awards granted during fiscal year (FY)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,030,809	371,607	378,303
Non-PEO NEO [Member] | Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,162,267	382,862	318,399
Non-PEO NEO [Member] | Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	102,279	62,209	80,212
Non-PEO NEO [Member] | Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,661)	57,214	36,006
Non-PEO NEO [Member] | Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 33,645	$ 21,616	$ 21,107